NOTE 25 - Income Taxes: Schedule of Components of the income or loss before the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net loss before tax	$ (11,059)	$ (12,905)
Canada
Net loss before tax	(4,505)	(7,542)
Israel
Net loss before tax	(6,630)	(5,125)
United States
Net loss before tax	76	(238)
Total
Net loss before tax	$ (11,059)	$ (12,905)